SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 6) (USD $)			12 Months Ended			12 Months Ended									12 Months Ended			12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Issued Shares	Dec. 31, 2011 Issued Shares	Dec. 31, 2010 Issued Shares	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock	Dec. 31, 2011 Outstanding Shares	Dec. 31, 2010 Outstanding Shares	Dec. 31, 2009 Outstanding Shares	Dec. 31, 2011 Building contiguous to home office	Dec. 31, 2011 Indemnification Agreement	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Issued Shares	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Issued Shares	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Issued Shares	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Treasury Stock	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Treasury Stock	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Treasury Stock	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Outstanding Shares	Dec. 31, 2010 PROTECTIVE LIFE CORPORATION Outstanding Shares	Dec. 31, 2009 PROTECTIVE LIFE CORPORATION Outstanding Shares	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Building contiguous to home office	Dec. 31, 2011 PROTECTIVE LIFE CORPORATION Indemnification Agreement	Dec. 31, 2011 Golden Gate III Vermont Captive Insurance Company (Golden Gate III) Y	Apr. 23, 2010 Golden Gate III Vermont Captive Insurance Company (Golden Gate III)	Dec. 31, 2011 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV) Y	Dec. 10, 2010 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV)
Commitments and contingencies
Indemnification agreement with certain officers, maximum													$ 10,000,000												$ 10,000,000
Approximate price for which the company may purchase building at the end of lease term												75,000,000												75,000,000
Future minimum rental payments required under capital lease
2012												737,000												737,000
2013												735,000												735,000
2014												75,070,000												75,070,000
Letter of credit term (in years)																										12		12
Maximum borrowing capacity																										560,000,000	505,000,000	455,000,000	270,000,000
Maximum amount up to which LOC will be periodically increased																										$ 610,000,000		$ 790,000,000
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period	88,776,960	88,776,960	73,251,960	88,776,960	88,776,960	3,108,983	3,196,157	3,346,153	85,667,977	85,580,803	69,905,807				73,251,960	88,776,960	88,776,960	3,108,983	3,196,157	3,346,153	85,667,977	85,580,803	69,905,807
Shares issued			15,525,000								15,525,000				15,525,000								15,525,000
(Reissuance of)/deposits to treasury stock (in shares)						3,998,782	(87,174)	(149,996)	(3,998,782)	87,174	149,996							3,998,782	(87,174)	(149,996)	(3,998,782)	87,174	149,996
Balance at the end of the period	88,776,960	88,776,960	88,776,960	88,776,960	88,776,960	7,107,765	3,108,983	3,196,157	81,669,195	85,667,977	85,580,803				88,776,960	88,776,960	88,776,960	(889,799)	3,108,983	3,196,157	81,669,185	85,667,977	85,580,803
Preferred Stock, shares authorized	4,000,000	4,000,000												4,000,000
Preferred Stock, par value (in dollars per share)	$ 1	$ 1												$ 1.00